Income Taxes - Schedule of Components of Pretax (Loss) Income, (Benefit) Provision for Income Taxes and Effective Income Tax Rate (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of pretax (loss) income:
Domestic					$ (378)	$ (843)	$ (929)
Foreign					195	173	124
Total pretax (loss) income					(183)	(670)	(805)
Provision (benefit) for income taxes:
Federal					16	39	(319)
State and local					22	20	65
Foreign					44	46	11
Income tax expense (benefit)	$ 10	$ 40	$ 13	$ 77	$ 82	$ 105	$ (243)
Effective income tax rate	23.00%	63.00%	(77.00%)	(118.00%)	(45.00%)	(16.00%)	30.00%